FINANCIAL INSTRUMENTS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value	$ 9,659,760		$ 6,799,888
Hedging liabilities [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value	19,744	$ 201,906
Hedging liabilities [Member] | Level 1 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value	0	0
Hedging liabilities [Member] | Level 2 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value	19,744	201,906
Hedging assets [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value	469,968	8,959
Hedging assets [Member] | Level 1 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value	0	0
Hedging assets [Member] | Level 2 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value	469,968	8,959
Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value	134	12
Financial liabilities at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value	134	12
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Derivatives [member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value	9,862	31
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Derivatives [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value	9,862	31
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Mutual funds investment [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value	52,299	70,299
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Mutual funds investment [Member] | Level 1 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value	$ 52,299	$ 70,299